UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     M. Kingdon Offshore Ltd.

Address:  c/o Goldman Sachs (Cayman) Trust, Limited
          P. O. Box 896, KY1-1103
          Gardenia Court, Suite 3307
          45 Market Street, Camana Bay
          Cayman Islands

13F File Number:  28-10583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:  William Walsh
  Title:  Chief Financial Officer
  Phone:  (212) 333-0100

Signature, Place and Date of Signing:


   /s/ William Walsh           New York, New York           February 16, 2010
-----------------------     ------------------------     -----------------------
      [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number           Name
     --------------------           ----------------------------------
     28-04575                       Kingdon Capital Management, L.L.C.





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